Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures	Investments in associates and joint ventures
Accounting for associates and joint ventures
The Barclays Bank Group applies IAS 28 Investments in Associates and IFRS 11 Joint Arrangements. Associates are entities in which the Barclays Bank Group has significant influence, but not control, over the operating and financial policies. Generally the Barclays Bank Group holds more than 20%, but less than 50%, of their voting shares. Joint ventures are arrangements where the Barclays Bank Group has joint control and rights to the net assets of the entity.
The Barclays Bank Group’s investments in associates and joint ventures are initially recorded at cost and increased (or decreased) each year by the Barclays Bank Group’s share of the post acquisition profit/(loss). The Barclays Bank Group ceases to recognise its share of the losses of equity accounted associates when its share of the net assets and amounts due from the entity have been written off in full, unless it has a contractual or constructive obligation to make good its share of the losses. In some cases, investments in these entities may be held at fair value through profit or loss, for example, those held by private equity businesses.
There are no individually significant investments in joint ventures or associates held by Barclays Bank Group.

	2021			2020
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted (Group)	24	—	24	24	—	24
Summarised financial information for the Barclays Bank Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the Barclays Bank Group’s share of the comprehensive income of the investees for the year ended 31 December 2021, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates		Joint ventures
	2021	2020	2021	2020
	£m	£m	£m	£m
(Loss)/profit from continuing operations	—	(1)	—	2
Other comprehensive income / (loss)	1	(3)	—	—
Total comprehensive income/(loss) from continuing operations	1	(4)	—	2